Net Loss per Share - Schedule of loss per share and weighted average of common stock outstanding (Parenthetical) (Detail)	Feb. 23, 2026
Subsequent Event [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Reverse stock split, ratio	0.142857143